Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]	Note 12 — Subsequent events Stephen Graham, has notified us of his resignation as our Chief Financial Officer, effective as of April 1, 2014.